Business combination, Summary (Details) - Goodwood [Member] $ in Thousands	1 Months Ended	3 Months Ended
	May 31, 2022 USD ($) Vessel	Jun. 30, 2022 USD ($)
Business combinations [Abstract]
Additional percentage interest acquired	3.20%
Cash purchase price	$ 394
Number of vessels | Vessel	22
Percentage interest acquired	53.20%
Previously held equity interest re-measured at fair value	$ (6,030)
Amount of loss resulting from re-measuring previously held equity interest at fair value		$ (600)